Registration Nos. 033-39133

811-06241

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 84	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 87	☒

(Check appropriate box or boxes.)

LOOMIS SAYLES FUNDS II

(Exact Name of Registrant as Specified in Charter)

888 Boylston Street, Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2822

Russell Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street

Boston, Massachusetts 02199-8197

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LOOMIS SAYLES FUNDS II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 84 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of February, 2018.

LOOMIS SAYLES FUNDS II

By:	/s/ David L. Giunta
David L. Giunta
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta David L. Giunta	President, Chief Executive Officer and Trustee	February 22, 2018

/s/ Michael C. Kardok	Treasurer	February 22, 2018
Michael C. Kardok

Kevin P. Charleston* Kevin P. Charleston	Trustee	February 22, 2018

Kenneth A. Drucker* Kenneth A. Drucker	Trustee, Chairperson of the Board	February 22, 2018

Edmond J. English* Edmond J. English	Trustee	February 22, 2018

Richard A. Goglia* Richard A. Goglia	Trustee	February 22, 2018

Wendell J. Knox* Wendell J. Knox	Trustee	February 22, 2018

Martin T. Meehan* Martin T. Meehan	Trustee	February 22, 2018

Maureen Mitchell* Maureen Mitchell	Trustee	February 22, 2018

James P. Palermo* James P. Palermo	Trustee	February 22, 2018

Erik Sirri* Erik Sirri	Trustee	February 22, 2018

Peter Smail* Peter Smail	Trustee	February 22, 2018

Cynthia L. Walker* Cynthia L. Walker	Trustee	February 22, 2018

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1]
February 22, 2018

[1]	Power of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker dated June 16, 2016, effective July 1, 2016, designating John M. Loder, Russel Kane, Rosa Licea-Mailloux and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(1) to PEA No. 75 to the Registration Statement filed on September 16, 2016. Power of Attorney for Maureen Mitchell is incorporated by reference to exhibit (q)(2) to PEA No. 83 to the Registration Statement filed on January 26, 2018.

Loomis Sayles Funds II

Exhibit Index

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase